CONDENSED CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Sep. 30, 2014 Class A Ordinary Shares [Member] USD ($)	Sep. 30, 2014 Class A Ordinary Shares [Member] CNY	Dec. 31, 2013 Class A Ordinary Shares [Member] USD ($)	Dec. 31, 2013 Class A Ordinary Shares [Member] CNY	Dec. 31, 2012 Class A Ordinary Shares [Member] CNY	Sep. 30, 2014 Class B Ordinary Shares [Member] USD ($)	Sep. 30, 2014 Class B Ordinary Shares [Member] CNY	Dec. 31, 2013 Class B Ordinary Shares [Member] USD ($)	Dec. 31, 2013 Class B Ordinary Shares [Member] CNY	Dec. 31, 2012 Class B Ordinary Shares [Member] CNY	Dec. 31, 2013 Scenario, Previously Reported [Member] USD ($)
Current assets:
Cash and cash equivalents	$ 130,035	798,155	$ 185,502	1,138,613	420,576											$ 188,085
Restricted cash			40,471	245,000
Term deposits	148,581	911,989
Accounts receivable, net	99,469	610,542	76,930	465,712	326,071
Other current assets	8,979	55,110		49,940
Total current assets	387,064	2,375,796	313,736	1,899,265	786,192
Prepaid expenses and other current assets			2,195	13,287	12,435
Deferred tax assets			6,055	36,653	27,110
Non-current assets:
Property and equipment, net	10,426	63,992	9,564	57,897	39,858
Intangible assets, net	6,660	40,879	7,493	45,361	49,345
Goodwill	245,076	1,504,278	248,489	1,504,278	1,504,278
Other non-current assets	2,658	16,316	1,016	6,149
Total non-current assets	264,820	1,625,465	266,562	1,613,685	1,593,481
Total assets	651,884	4,001,261	580,298	3,512,950	2,379,673
Current liabilities:
Accrued expenses and other payables	65,800	403,879	53,537	324,094	213,208
Deferred revenue	42,481	260,747	35,611	215,580	94,392
Income tax payable	2,255	13,840	3,337	20,204	2,063
Payable for repurchase of common stock			37,500	227,015
Other current liabilities				2,925
Total current liabilities	110,536	678,466	130,469	789,818	336,292
Short-term debt			390	2,358
Due to related parties			94	567
Deferred tax liabilities					26,629
Non-current liabilities:
Other liabilities	4,731	29,041	4,797	29,041	16,568
Deferred tax liabilities	81,298	499,010	79,576	481,727	468,838
Total non-current liabilities	86,029	528,051	84,373	510,768	485,406
Total liabilities	196,565	1,206,517	214,842	1,300,586	821,698
Commitments and Contingencies
Shareholders' equity:
Ordinary shares					6,867	433	2,656	408	2,472		762	4,677	773	4,677
Additional paid-in capital	330,039	2,025,780	321,954	1,949,013	1,128,314
Accumulated other comprehensive income	1,351	8,292	328	1,986	583
Retained earnings	122,734	753,339	41,993	254,216	422,211
Total shareholders' equity	455,319	2,794,744	365,456	2,212,364	1,557,975
Total liabilities and shareholders' equity	$ 651,884	4,001,261	$ 580,298	3,512,950	2,379,673